UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [ }; Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement
					[ ] adds new holdings entries.

Institutional Investment Manager filing this Report:
	Name: 		 	Lathrop Investment Management Corp
	Address:		10 Corporate Hill Drive, Suite 225
				Little Rock, Arkansas 72205
	13F File Number:	028-11756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
       Name:			Andrew A. LaGrone
       Title:			Chief Compliance Officer
       Phone:			501.227.4930
       Signature,		Place,		and Date of Signing:
       Andrew A. LaGrone	Little Rock, AR	October 23, 2006

Report Type (Check only one.):
			[x]  13F HOLDINGS REPORT
			[ ]  13F NOTICE
			[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	50
Form 13F Information Table Value Total:	$83,521

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2917    60069 SH       SOLE                    60069
ALLTEL CORP                    COM              020039103     1331    23990 SH       SOLE                    23990
AMERICAN INTERNATIONAL GROUP   COM              026874107     2823    42602 SH       SOLE                    42602
AMERICAN POWER CONVERSION      COM              029066107     1212    55200 SH       SOLE                    55200
ANHEUSER-BUSCH COMPANIES, INC. COM              035229103     2277    47925 SH       SOLE                    47925
AT&T INC                       COM              00206r102      492    15106 SH       SOLE                    15106
BANK OF AMERICA CORP           COM              060505104      632    11803 SH       SOLE                    11803
CHEVRONTEXACO CORPORATION      COM              166751107      548     8444 SH       SOLE                     8444
CISCO SYSTEMS INC              COM              17275R102     2021    87925 SH       SOLE                    87925
CITIGROUP                      COM              172967101      828    16668 SH       SOLE                    16668
COCA COLA CO                   COM              191216100      228     5101 SH       SOLE                     5101
CULLEN FROST BANKERS           COM              229899109     2816    48710 SH       SOLE                    48710
DISNEY WALT HOLDING CO         COM              254687106     2957    95680 SH       SOLE                    95680
DRS TECHNOLOGIES, INC.         COM              23330x100     3573    81825 SH       SOLE                    81825
ECHELON CORPORATION            COM              27874n105      215    26090 SH       SOLE                    26090
EMC CORP MASS                  COM              268648102     1208   100800 SH       SOLE                   100800
EXXON MOBIL CORP               COM              302290101      911    13570 SH       SOLE                    13570
FANNIE MAE                     COM              313586109     1444    25835 SH       SOLE                    25835
FISHER SCIENTIFIC INTERNATIONA COM              338032105     2598    33200 SH       SOLE                    33200
FOREST OIL CORPORATION         COM              346091606     2426    76800 SH       SOLE                    76800
GENERAL ELECTRIC CO            COM              369604103     3823   108295 SH       SOLE                   108295
HALLIBURTON CO                 COM              406216101      297    10450 SH       SOLE                    10450
HCA, INC. DUTCH TENDER OFFER   COM              404119109      252     5060 SH       SOLE                     5060
HOME DEPOT                     COM              437076102     2779    76610 SH       SOLE                    76610
HUNT J B TRANSPORT SERVICES    COM              445658107      252    12150 SH       SOLE                    12150
ILLINOIS TOOL WORKS INC        COM              452308109     2070    46110 SH       SOLE                    46110
INTEL CORP                     COM              458140100     1793    87184 SH       SOLE                    87184
INTERNATIONAL BUSINESS MACHINE COM              459200101      857    10453 SH       SOLE                    10453
JACOBS ENGINEERING GROUP, INC. COM              469814107     1930    25825 SH       SOLE                    25825
JOHNSON CONTROLS               COM              478366107     2627    36615 SH       SOLE                    36615
KIMBERLY CLARK CORP            COM              494368103     1921    29385 SH       SOLE                    29385
LONE STAR LIQUIDATING TRUST    COM              54229r102        6  1508440 SH       SOLE                  1508440
MARINER ENERGY, INC.           COM              56845t305      871    47416 SH       SOLE                    47416
MEDTRONIC, INC.                COM              585055106     2652    57115 SH       SOLE                    57115
MICROSOFT CORP                 COM              594918104     2553    93361 SH       SOLE                    93361
NIKE, INC. CLASS B             COM              654106103     2767    31575 SH       SOLE                    31575
NMC, INC.                      COM              629196106        1   100000 SH       SOLE                   100000
PEPSICO INC                    COM              713448108      503     7700 SH       SOLE                     7700
PFIZER INC                     COM              717081103     1730    61009 SH       SOLE                    61009
PHILADELPHIA CONSOLIDATED HLDG COM              717528103     3573    89900 SH       SOLE                    89900
PROCTER & GAMBLE CO            COM              742718109      247     3990 SH       SOLE                     3990
REGIONS FINANCIAL CORPORATION  COM              7591EP100     1629    44271 SH       SOLE                    44271
S&P 500 INDEX DEPOSITORY RECEI COM              78462F103      246     1838 SH       SOLE                     1838
SCHERING PLOUGH CORP           COM              806605101     1574    71245 SH       SOLE                    71245
SOUTH FINANCIAL GROUP, INC.    COM              837841105     1900    73000 SH       SOLE                    73000
TARGET STORES                  COM              87612E106     2540    45965 SH       SOLE                    45965
THE CHARLES SCHWAB CORP        COM              808513105     1034    57712 SH       SOLE                    57712
WAL MART STORES INC            COM              931142103     4391    89037 SH       SOLE                    89037
WRIGHT MEDICAL GROUP INC       COM              98235t107     2985   123090 SH       SOLE                   123090
XTO ENERGY, INC.               COM              98385X106      262     6225 SH       SOLE                     6225